Stockholders' Equity	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 3 - Stockholders' Equity

1.
During the six months ended June 30, 2018, certain officers, employees and former employees exercised options into an aggregate of
 321,146 ordinary shares of the Company, NIS 0.01 par value per share, for total consideration of $0.9 million.

2.
During the six months ended June 30, 2018, restricted stock units held by certain officers and employees vested resulting in the issuance of 7,187 ordinary shares of the Company, NIS 0.01 par value per share.

3.
On April 5, 2018, the Company sold to Biotechnology Value Fund, L.P. and certain of its affiliates in a registered direct offering 1,000,000 ordinary shares and warrants to purchase 1,000,000 ordinary shares, for a purchase price of $6.00 per share and related warrant. Each warrant may be exercised at any time and from time to time through and including the one-year anniversary of the initial exercise date at an exercise price of $15.00 per share, subject to certain adjustments. The net proceeds to the Company, after deducting offering expenses, were $5.96 million.

4.
On June 22, 2018, the Company completed an underwritten public offering of 5,000,000 ordinary shares, at a public offering price of $15.00 per share. The net proceeds to the Company, after deducting the underwriting discounts and commissions and offering expenses, were $70.3 million.

5.
On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the "Stifel Sales Agreement") with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent
(“Stifel”),. Pursuant to the prospectus relating to the Company’s shelf registration statement on Form F-3 filed with the SEC on March 26, 2018 (File No. 333-223923) the Company may offer and sell, from time to time through Stifel, its ordinary shares having an aggregate offering price of up to $35 million. During the six months ended June 30, 2018, the Company sold 149,260 ordinary shares under the Stifel Sales Agreement for total net proceeds of approximately $2.9 million.

6.	In May 2018, the Company granted options to purchase an aggregate of
21,500
ordinary shares of the Company to one of its employees and one of its consultants. The options are exercisable at $
6.05
per share, have a
10
year term and vest over a period that varies between two to four years. The aggregate grant date fair value of such options is approximately $
0.09
million.

7.
In July 2018, subsequent to the balance sheet date, the Company granted options to purchase
16,000
 ordinary shares of the Company to one of its consultants. The options are exercisable at $
11.56
per share, have a
10
year term and vest over a period of two years. The grant date fair value of such options is approximately $0.14 million.

8.	In July 2018, subsequent to the balance sheet date, the Company approved the grant of options to purchase an aggregate of 630,000 ordinary shares of the Company to its directors and officers, subject to the approval by the Company’s shareholders at the Company’s annual general meeting of the increase of the number of shares available for issuance under the Company’s 2013 Incentive Share Option Plan and approval of the grant of options to purchase an aggregate of 430,000 ordinary shares to the Company’s president and chief executive officer and non-management directors. The options are expected to be granted at an exercise price of $11.56 per share, have a 10 year term and vest over a period of four years.